Revenue from Contract with Customers - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 6,012	$ 4,247	$ 0
Contract with customer, liability, revenue recognized	900	500
Two Customers
Disaggregation of Revenue [Line Items]
Revenue	4,800
One Customer
Disaggregation of Revenue [Line Items]
Revenue		3,900
Transferred over Time
Disaggregation of Revenue [Line Items]
Revenue	1,600	3,800
Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Revenue	$ 4,400	$ 400